UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22612

Wakefield Alternative Series Trust
(Exact name of registrant as specified in charter)

700 17th Street, Suite 1550
Denver, CO 80202
(Address of principal executive offices) (Zip code)

(303) 454-5500
Registrant’s telephone number, including area code

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
 (Name and address of agent for service)

Date of fiscal year end:  June 30

Date of reporting period: July 1, 2014 – June 30, 2015

Item 1.  Reports to Stockholders.

Table of Contents

Shareholder Letter
Wakefield Managed Futures Strategy Fund	1
Clinton Long Short Equity Fund	5
Portfolio Review
Wakefield Managed Futures Strategy Fund	3
Clinton Long Short Equity Fund	7
Disclosure of Fund Expenses	9
Consolidated Schedule of Investments
Wakefield Managed Futures Strategy Fund	11
Clinton Long Short Equity Fund	19
Statements of Assets and Liabilities	26
Statements of Operations	28
Statement of Changes in Net Assets
Wakefield Managed Futures Strategy Fund	30
Clinton Long Short Equity Fund	31
Financial Highlights
Wakefield Managed Futures Strategy Fund	33
Clinton Long Short Equity Fund	35
Notes to Financial Statements	38
Report of Independent Registered Public Accounting Firm	54
Additional Information	55
Trustees & Officers	56

Wakefield Managed Futures Strategy Fund	Shareholder Letter
June 30, 2015 (Unaudited)

Dear Shareholder:

The Wakefield Managed Futures Strategy Fund (the “Fund”) commenced investment operations on September 10, 2012. Currently, the Fund offers Class A Shares (WKFAX - 931046 106) and Class I Shares (WKFIX - 931046 304).

For the fiscal year ended June 30, 2015, both A Shares and I Shares generated positive returns.  Specifically, Class A Shares were up +3.91% and Class I Shares were up +4.00%.  During the same period, the Newedge CTA Index (the “Managed Futures Proxy”) was up +11.77% while the S&P 500® Total Return Index (the “Equity Index”) was up +7.43%.

The Fund’s objective is to generate “absolute returns” which refers to a strategy that pursues returns independent of a traditional benchmark, like a stock or bond index, by investing in alternative asset classes. The Fund seeks to achieve its investment goal by allocating assets to two principal strategies: (1) Managed Futures and (2) Fixed Income. Based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund allocates approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy.

The primary return driver of the Fund is the Managed Futures component. Managed Futures is a strategy within the “alternative investment” asset class, and generally refers to an actively managed investment approach in which a professional investment manager (“Commodity Trading Advisor”) manages assets directly or through underlying funds, utilizing a proprietary trading program and/or discretionary methodology. Depending on the specific focus and trading approach, portfolio diversification may center on a certain market/sector or may represent a globally diversified portfolio mix consisting of a wide array of futures, options and foreign exchange contracts.

Wakefield Advisors (“Wakefield”), who acts as Portfolio Manager for the Fund, delegates the management of the Fund’s Managed Futures component to one or more Sub-Advisers (“Commodity Trading Advisors”). Wakefield oversees the identification, selection and ongoing monitoring of a diversified composite of Commodity Trading Advisors who employ a variety of Managed Futures strategies. Capital not allocated to Managed Futures is invested in a traditional fixed income strategy managed by Sub- Adviser, Logan Circle Partners.

Currently, the Fund accesses exposure to Commodity Trading Advisor programs using the DB Select platform, through a Total Return Swap transaction. DB Select is Deutsche Bank’s $5.2 billion market leading facility for liquid alternative strategies, including Managed Futures trading. As of June 30, 2015, Wakefield had selected eight independent Commodity Trading Advisors who received a specified allocation of the Fund’s Managed Futures component. Wakefield has strategically structured the underlying Managed Futures portfolio to achieve diversification of strategies, markets, geographic regions and investment methodologies with the overall goal of generating consistent, long-term performance to investors. An investment in the Fund is intended to balance an investor’s existing asset mix by providing a core diversifying component that has the potential to weather a variety of market and economic conditions and enhance overall portfolio returns.

Annual Report | June 30, 2015	1

Wakefield Managed Futures Strategy Fund	Shareholder Letter
June 30, 2015 (Unaudited)

We appreciate your participation in the Wakefield Managed Futures Strategy Fund and look forward to providing you with innovative alternative investment solutions.

Sincerely,

Patrick J. Kane	Patrick F. Hart III
Managing Member	Managing Member
Co-Portfolio Manager	Co-Portfolio Manager

The Fund, the Sub-Advisers, and the Underlying Strategies may use aggressive investment strategies, which are riskier than those used by typical mutual funds. If the Fund and Sub-Advisers are unsuccessful in applying these investment strategies, the Fund and you may lose more money than if you had invested in another fund that did not invest aggressively. The Fund is subject to risks associated with the Sub-Advisers making trading decisions independently, investing in other investment companies, using a particular style or set of styles, basing investment decisions on historical relationships and correlations, trading frequently, using leverage, making short sales, being non-diversified, and investing in securities with low correlation to the market. The use of leverage may magnify losses.

THERE IS RISK OF LOSS. YOU CAN LOSE MONEY IN A MANAGED FUTURES PROGRAM. Diversification does not eliminate the risk of experiencing investment losses. Investors should carefully consider the investment objectives, risks, charges and expenses.

One may not invest directly in an index.

Patrick J. Kane and Patrick F Hart III are Registered Representatives of ALPS Distributors, Inc.

2	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Portfolio Review
June 30, 2015 (Unaudited)

The Fund’s performance figures for the period ended June 30, 2015, as compared to its benchmark:

	3 Months	6 Months	1 Year	Since Inception*
Wakefield Managed Futures Strategy Fund Class A (NAV)	-5.48%	-0.71%	3.91%	-0.61%
Wakefield Managed Futures Strategy Fund Class A (MOP)**	-10.88%	-6.38%	-2.09%	-2.69%
Wakefield Managed Futures Strategy Fund Class I	-5.46%	-0.70%	4.00%	-0.47%
Newedge CTA Index	-7.60%	-2.26%	11.81%	3.46%
S&P 500 Total Return Index	0.28%	1.23%	7.42%	16.43%

The performance data quoted here represents past performance and is not a guarantee of future results. Investment return and principal value of the fund’s shares will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance comparison includes reinvestment of all dividends and capital gains and current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

*	The Wakefield Managed Futures Strategy Fund began investment operations September 10, 2012 which is the inception date for Class A shares and Class I shares.
**
Performance shown for the Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 5.75%. Performance shown at Net Assets Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

The Fund’s total annual operating expenses for Class A Shares are 4.15% (2.14% after fee waiver and reimbursement) and for Class I Shares are 3.90% (1.89% after fee waiver and reimbursement) per the November 1, 2014 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-243-1815.

The Newedge CTA Index provides the market with a reliable daily performance benchmark of major commodity trading advisors (CTAs).  The Newedge CTA Index calculates the daily rate of return for a pool of CTAs selected from the largest investible CTA program as measured by assets under management.  Selection of the pool of qualified CTAs used in the construction of the index is conducted annually, with re-balancing on January 1st of each year.  For 2015, there are 20 selected CTAs in the Newedge CTA Index.

The Newedge CTA Index allows market participants and investors to:

•	Measure aggregate CTA performance on a daily basis
•	Track the performance of a CTA (or a pool of CTAs) against the market
•	Assess the performance of Managed Futures Funds against an index with the same accuracy as is already possible for other asset classes.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of the 500 largest U.S. capitalization stocks and performance does not take into account charges, fees and other expenses.

Annual Report | June 30, 2015	3

Wakefield Managed Futures Strategy Fund	Portfolio Review
June 30, 2015 (Unaudited)

The chart represents historical performance of a hypothetical investment of $10,000 in the Class A Shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Asset Allocation as of June 30, 2015

These allocations may not reflect the current or future position of the Fund.

4	1-855-243-1815 | www.wakefieldfunds.com

Clinton Long Short Equity Fund	Shareholder Letter
June 30, 2015 (Unaudited)

Dear Shareholder:

The Clinton Long Short Equity Fund (the “Fund”) commenced investment operations on August 13, 2014.  Currently, the Fund offers Class A Shares (WKCAX - 931046 403) and Class I Shares (WKCIX - 931046 601).

Wakefield Advisors (“Wakefield”), who acts as Portfolio Manager for the Fund, delegates the management of the Fund to one or more Sub-Advisers. As of June 30, 2015, Wakefield had selected one independent Sub-Adviser, the Clinton Group; a New York based Registered Investment Advisor founded in 1991.

The period ended June 30, 2015 marked the Fund’s fiscal year end.  The performance of the A Shares and I Shares were down slightly from inception.  Specifically, Class A Shares were down -2.98% and Class I Shares were down -1.50%.  During the same period, the S&P 500® Total Return Index (the “Equity Index”) was up +7.44%.

The Fund’s objective seeks capital appreciation. The sub-adviser uses volatility and correlation forecasting to manage the Fund’s investment portfolio. The Fund seeks to achieve its investment objective primarily through investments in long and short positions in equities and equity related securities.  In general, Long Short Equity strategies take a net long stock position, meaning the total market risk from the long positions is not completely offset by the market risk of the short positions.  Therefore, the total return is a combination of the return from market exposure (beta) plus any value-added from stock-picking or market-timing (alpha).

In addition, when attractive opportunities present themselves, the Fund may also make targeted Activist investments, acquiring interests in high quality yet underperforming public companies and then strategically working with management to improve operating performance, drive earnings growth and potentially increase shareholder value.

An investment in the Fund is intended to balance an investor’s existing asset mix by providing a core diversifying component that has the potential to weather a variety of market and economic conditions and enhance overall portfolio returns.

We appreciate your participation in the Clinton Long Short Equity Fund and look forward to providing you with innovative alternative investment solutions.

Sincerely,

Patrick J. Kane	Patrick F. Hart III
Managing Member	Managing Member
Co-Portfolio Manager	Co-Portfolio Manager

Alpha - A measure of performance on a risk-adjusted basis.
Beta - A measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.

Annual Report | June 30, 2015	5

Clinton Long Short Equity Fund	Shareholder Letter
June 30, 2015 (Unaudited)

Shareholder activism exposes the Fund to various risks. Depending upon the circumstances, the issuer may or may not be receptive to communications from the sub-adviser, and indeed may overtly resist, block, or ignore any or all of the sub-adviser’s suggestions and strategies. Such efforts may result in increased legal expenses incurred by the Fund as well as the potential for involvement in litigation as either plaintiff, defendant, or both. Equity securities, such as common stocks, are subject to market, economic and business risks that may cause their prices to fluctuate. Short sales that are not made against-the-box theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. Derivatives also expose the Fund to the credit risk of the derivative counterparty. Funds focusing on small/medium companies generally experience greater price volatility. Investments in emerging markets and non-US Securities are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation, intervention and political developments. As this Fund can have a high concentration in some issuers the Fund can be adversely impacted by changes affecting issuers. High portfolio turnover will increase the Fund’s transaction costs and may result in increased realization of net short-term capital gains. Leverage may increase the risk of loss, cause fluctuations in the market value of the Fund’s portfolio to have disproportionately large effects. There is no guarantee that the objective will be met and diversification does not eliminate risk.

6	1-855-243-1815 | www.wakefieldfunds.com

Clinton Long Short Equity Fund	Portfolio Review
June 30, 2015 (Unaudited)

The Portfolio’s performance figures for the period ended June 30, 2015, as compared to its benchmark:

	1 Month	6 Months	Since Inception*
Clinton Long Short Equity Fund – Class A – (NAV)	-2.89%	-2.51%	-2.98%
Clinton Long Short Equity Fund – Class A – (MOP)	-7.24%	-6.89%	-7.37%
Clinton Long Short Equity Fund – Class I – (NAV)	-2.88%	-2.30%	-1.50%
Clinton Long Short Equity Fund – Class S – (NAV)	-2.89%	-2.20%	-1.33%
S&P 500 Total Return Index	-1.94%	1.23%	7.90%

The performance data quoted here represents past performance and is not a guarantee of future results. Investment return and principal value of the fund’s shares will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance comparison includes reinvestment of all dividends and capital gains and current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

*	The Clinton Long Short Equity Fund began investment operations August 13, 2014 which is the inception date for Class I shares.
**
Performance shown for the Class A Shares at Maximum Offering Price (MOP) includes the Fund’s maximum sales charge of 4.50%. Performance shown at Net Assets Value (NAV) does not include this charge and would have been lower had this charge been taken into account.

The Fund’s total annual operating expenses for Class A Shares are 2.40% (2.24% after fee waiver and reimbursement), Class I Shares are 2.15% (1.99% after fee waiver and reimbursement), and for Class S Shares are 2.15% (1.77% after fee waiver and reimbursement) per the July 16, 2014, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-243-1815.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of the 500 largest U.S. capitalization stocks and performance does not take into account charges, fees and other expenses.

Annual Report | June 30, 2015	7

Clinton Long Short Equity Fund	Portfolio Review
June 30, 2015 (Unaudited)

The chart represents historical performance of a hypothetical investment of $10,000 in the Class I Shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Asset Allocation as of June 30, 2015

These allocations may not reflect the current or future position of the Fund.

8	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Mutual Funds	Disclosure of Fund Expenses
June 30, 2015 (Unaudited)

As a shareholder of the Fund(s), you will incur two types of costs: (1) transaction costs, including applicable sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2015 and held until June 30, 2015.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as sales charges, redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report | June 30, 2015	9

Wakefield Mutual Funds	Disclosure of Fund Expenses
June 30, 2015 (Unaudited)

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expense Ratio(a)	Expenses Paid During period 1/1/15 - 6/30/15(b)

Wakefield Managed Futures Strategy Fund
Class A
Actual	$1,000.00	$992.90	2.14%	$10.57
Hypothetical (5% return before expenses)	$1,000.00	$1,014.18	2.14%	$10.69
Class I
Actual	$1,000.00	$993.00	1.89%	$9.34
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	1.89%	$9.44
Clinton Long Short Equity Fund
Class A
Actual	$1,000.00	$974.90	2.24%	$10.97
Hypothetical (5% return before expenses)	$1,000.00	$1,013.69	2.24%	$11.18
Class I
Actual	$1,000.00	$977.00	1.99%	$9.75
Hypothetical (5% return before expenses)	$1,000.00	$1,014.93	1.99%	$9.94
Class S
Actual	$1,000.00	$978.00	1.77%	$8.68
Hypothetical (5% return before expenses)	$1,000.00	$1,016.02	1.77%	$8.85

(a)	The Fund’s expense ratios have been based on the Fund’s most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181)/365.

10	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
June 30, 2015

Principal Amount		Value (Note 2)

AGENCY PASS-THROUGH SECURITIES: 0.51%

Federal National Mortgage Association (FNMA): 0.15%
	FNMA
$31,333	5.500%, 12/01/18	$32,400

Government National Mortgage Association (GNMA): 0.36%
	GNMA
23,593	3.000%, 06/20/38	23,884
43,073	3.500%, 11/16/38	44,478
8,941	4.500%, 03/16/34	9,308
		77,670

	Total Agency Pass-Through Securities (Cost $111,091)	110,070

ASSET-BACKED SECURITIES: 2.38%

	American Express Credit Account Master Trust, Series 2012-2
100,000	0.680%, 03/15/18	100,020
	Capital Auto Receivables Asset Trust, Series 2014-1
20,000	1.320%, 06/20/18	20,061
	CNH Equipment Trust, Series 2012-D
44,226	0.650%, 05/16/16	44,194
	Ford Credit Floorplan Master Owner Trust, Series 2013-1
100,000	0.541%, 01/15/18(a)	100,058
	GE Dealer Floorplan Master Notes Trust, Series 2014-2
105,000	0.634%, 10/20/19(a)	104,871
	M&T Bank Auto Receivables Trust, Series 2013-1
66,299	1.060%, 07/15/16(b)	66,423
	Prestige Auto Receivables Trust, Series 2013-1-A
9,914	1.090%, 02/15/18(b)	9,919
	SLM Student Loan Trust, Series 2005-4
2,373	0.357%, 04/26/21(a)	2,373
	SLM Student Loan Trust, Series 2006-2
7,501	0.367%, 10/25/22(a)	7,500
	SLM Student Loan Trust, Series 2006-9
57,511	0.304%, 10/25/22(a)	57,476

	Total Asset-Backed Securities (Cost $512,910)	512,895

See Notes to Financial Statements.
Annual Report | June 30, 2015	11

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
June 30, 2015

Principal Amount		Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.49%

Federal Home Loan Mortgage Corp. (FHLMC): 1.75%
	FHLMC, REMICS
$35,697	0.336%, 04/15/18(a)	$35,730
150,000	1.500%, 06/25/18	150,056
66,409	2.500%, 10/15/18	67,559
74,819	3.000%, 11/15/21	75,041
40,037	5.000%, 05/15/34	42,034
7,466	5.500%, 11/15/16	7,666
		378,086

Federal National Mortgage Association (FNMA): 1.26%
	FNMA, REMICS
49,306	3.000%, 12/25/20	50,559
38,071	3.750%, 08/25/18	39,361
2,649	4.350%, 03/25/34	2,649
175,788	5.562%, 07/01/16	178,152
		270,721

Government National Mortgage Association (GNMA): 0.48%
	GNMA, REMICS
60,040	3.000%, 11/16/30	60,439
25,775	4.000%, 03/16/23	26,513
15,209	4.500%, 01/16/38	15,477
		102,429

	Total Collateralized Mortgage Obligations (Cost $751,203)	751,236

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.78%

	ARI Fleet Lease Trust, Series 2013-A
200,000	0.920%, 11/15/16(b)	200,097
	CarMax Auto Owner Trust, Series 2012-2
61,740	0.840%, 03/15/17	61,784
	Chase Issuance Trust
130,000	0.405%, 04/16/18(a)	129,999
240,000	0.436%, 11/15/18(a)	240,074
200,000	0.456%, 05/15/19(a)	199,896
	Citibank Credit Card Issuance Trust
140,000	2.320%, 09/07/18	140,735
	Commercial Mortgage Trust, Series 2013-CR9
69,648	1.344%, 05/10/18	69,728
	Fannie Mae, ACES, Series 2013-M5
5,967	0.595%, 08/25/15	5,966

See Notes to Financial Statements.
12	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
June 30, 2015

Principal Amount		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.78% (continued)

	John Deere Owner Trust, Series 2012-B
$150,000	0.690%, 12/15/15	$150,109
	Santander Drive Auto Receivables Trust, Series 2012-1C
79,123	3.780%, 11/15/17	79,628
	Santander Drive Auto Receivables Trust, Series 2013-AB
200,000	1.890%, 10/15/19(b)	201,341
	SLM Student Loan Trust, Series 2005-9
161,455	0.397%, 01/27/25(a)	161,120
	WFRBS Commercial Mortgage Trust, Series 2011-C5
21,109	1.456%, 07/15/16	21,171
	WFRBS Commercial Mortgage Trust, Series 2012-C6
13,557	1.081%, 07/15/16	13,576

	Total Commercial Mortgage-Backed Securities (Cost $1,674,698)	1,675,224

CORPORATE BONDS: 27.05%

Basic Materials: 0.42%
	Monsanto Co., Sr. Unsec. Notes
90,000	0.476%, 11/07/16(a)	89,726

Communications: 1.86%
	AT&T, Inc., Sr. Unsec. Notes
140,000	0.665%, 02/12/16(a)	139,815
	NBCUniversal Enterprise, Inc., Sr. Unsec. Notes
100,000	0.812%, 04/15/16(a)(b)	100,306
	Verizon Communications, Inc., Sr. Unsec. Notes
160,000	0.664%, 06/09/17(a)	159,693
		399,814

Consumer, Cyclical: 2.19%
	Daimler Finance North America LLC, Sr. Unsec. Notes
150,000	0.958%, 08/01/16(a)(b)	150,667
	Nissan Motor Acceptance Corp., Unsec. Notes
60,000	0.981%, 09/26/16(a)(b)	60,305
	Volkswagen International Finance N.V., Sr. Unsec. Notes
200,000	0.716%, 11/18/16(a)(b)	200,386
	Walgreens Boots Alliance, Inc., Sr. Unsec. Notes
60,000	0.682%, 05/18/16(a)	60,004
		471,362

Consumer, Non-cyclical: 2.10%
	AbbVie, Inc., Sr. Unsec. Notes
100,000	1.040%, 11/06/15(a)	100,154

See Notes to Financial Statements.
Annual Report | June 30, 2015	13

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
June 30, 2015

Principal Amount		Value (Note 2)
CORPORATE BONDS: 27.05% (continued)
Consumer, Non-cyclical: 2.10% (continued)
	Actavis Funding SCS, Sr. Unsec. Notes
$120,000	1.158%, 09/01/16(a)	$120,464
	Baxalta, Inc., Sr. Unsec. Notes
100,000	1.061%, 06/22/18(a)(b)	100,043
	Becton, Dickinson and Co., Sr. Unsec. Notes
30,000	9.129%, 06/15/16(a)	30,021
	Pfizer, Inc., Sr. Unsec. Notes
100,000	0.586%, 06/15/18(a)	100,307
		450,989

Energy: 1.62%
	BP Capital Markets PLC, Sr. Unsec. Notes
70,000	1.674%, 02/13/18	70,239
	Chevron Corp., Sr. Unsec. Notes
80,000	0.444%, 11/15/17(a)	79,929
	Petrobras Global Finance BV, Sr. Unsec. Notes
100,000	2.643%, 03/17/17(a)	98,170
	TransCanada PipeLines Ltd., Sr. Unsec. Notes
100,000	1.066%, 01/12/18(a)	100,285
		348,623

Financials: 14.84%
	Abbey National Treasury Services PLC, Sr. Unsec. Notes
95,000	4.265%, 03/13/17(a)	94,934
	American Express Credit Corp., Sr. Unsec. Notes
110,000	0.581%, 09/22/17(a)	109,685
	Banco Santander Chile, Sr. Unsec. Notes
150,000	1.176%, 04/11/17(a)(b)	149,669
	Bank of America Corp., Sr. Unsec. Notes
100,000	0.892%, 08/25/17(a)	99,854
	Bank of Montreal, Sr. Unsec. Notes
100,000	0.527%, 07/14/17(a)	99,948
	Bank of New York Mellon Corp., Sr. Unsec. Notes, Series MTN
50,000	0.509%, 03/04/16(a)	50,022
	Bank of Nova Scotia, Sr. Unsec. Notes
100,000	0.795%, 07/15/16(a)	100,407
	Barclays Bank PLC, Sr. Unsec. Notes
200,000	0.856%, 02/17/17(a)	199,394
	Berkshire Hathaway Finance Corp., Sr. Unsec. Notes
165,000	0.576%, 01/12/18(a)	165,308
	Capital One Financial Corp., Sr. Unsec. Notes
80,000	1.000%, 11/06/15	79,886

See Notes to Financial Statements.
14	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
June 30, 2015

Principal Amount		Value (Note 2)
CORPORATE BONDS: 27.05% (continued)
Financials: 14.84% (continued)
	Citigroup, Inc., Sr. Unsec. Notes
$80,000	0.963%, 11/24/17(a)	$80,003
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Sr. Unsec. Notes
80,000	2.125%, 10/13/15	80,370
	Credit Agricole SA, Sr. Unsec. Notes
250,000	1.106%, 10/03/16(a)(b)	251,320
	DNB Boligkreditt AS, Sec. Notes
250,000	2.100%, 10/14/15(b)	251,214
	Fifth Third Bank, Sr. Unsec. Notes
200,000	0.692%, 02/26/16(a)	200,015
	General Electric Capital Corp., Sr. Unsec. Notes
100,000	0.479%, 05/11/16(a)	100,208
100,000	1.285%, 07/02/15(a)	100,000
	Goldman Sachs Group, Inc., Sr. Unsec. Notes, Series MTN
200,000	0.731%, 03/22/16(a)	199,907
	JPMorgan Chase & Co., Sr. Unsec. Notes
150,000	1.177%, 01/25/18(a)	151,083
	KeyBank NA, Sr. Unsec. Notes
250,000	0.772%, 11/25/16(a)	250,175
	Metropolitan Life Global Funding I, Sec. Notes
150,000	0.651%, 04/10/17(a)(b)	150,540
	Morgan Stanley, Sr. Unsec. Notes
100,000	0.725%, 10/18/16(a)	99,904
	Wells Fargo & Co., Sr. Unsec. Notes
130,000	0.805%, 07/20/16(a)	130,508
		3,194,354

Industrials: 1.41%
	Canadian National Railway Co., Sr. Unsec. Notes
110,000	0.480%, 11/06/15(a)	110,027
	Norfolk Southern Corp., Sr. Unsec. Notes
100,000	5.750%, 01/15/16	102,648
	Rockwell Collins, Inc., Sr. Unsec. Notes
90,000	0.636%, 12/15/16(a)	89,999
		302,674

Technology: 0.70%
	Apple, Inc., Sr. Unsec. Notes
150,000	0.350%, 05/05/17(a)	150,089

See Notes to Financial Statements.
Annual Report | June 30, 2015	15

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
June 30, 2015

Principal Amount		Value (Note 2)
CORPORATE BONDS: 27.05% (continued)
Utilities: 1.91%
	Duke Energy Corp., Sr. Unsec. Notes
$80,000	0.636%, 04/03/17(a)	$80,104
	Duke Energy Progress, Inc., Sec. Notes
80,000	0.479%, 03/06/17(a)	79,867
	Georgia Power Co., Sr. Unsec. Notes
40,000	0.606%, 03/15/16(a)	39,968
	Hydro-Quebec, Sr. Unsec. Notes
125,000	1.375%, 06/19/17	126,101
	NextEra Energy Capital Holdings, Inc., Sr. Unsec. Notes
85,000	1.339%, 09/01/15	85,082
		411,122

	Total Corporate Bonds (Cost $5,818,968)	5,818,753

GOVERNMENT BONDS: 7.80%

Foreign Government Bonds: 1.30%
	KFW, Sr. Unsec. Notes
275,000	2.000%, 06/01/16	278,969

U.S. Government Bonds & Notes: 6.50%
	U.S. Treasury Notes
650,000	0.060%, 01/31/16(a)	650,013
200,000	0.084%, 04/30/16(a)	200,047
550,000	0.099%, 01/31/17(a)	550,334
		1,400,394

	Total Government Bonds (Cost $1,678,705)	1,679,363

MUNICIPAL BONDS: 0.69%

	State of California General Obligation Bonds
100,000	5.950%, 04/01/16	104,005
	State of Hawaii General Obligation Bonds
45,000	0.731%, 08/01/16	45,071

	Total Municipal Bonds (Cost $148,973)	149,076

See Notes to Financial Statements.
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Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
June 30, 2015

Par Value		Value (Note 2)

SHORT TERM SECURITIES: 37.91%

Commercial Paper: 18.24%(c)
	Apple, Inc.
$325,000	0.103%, due 07/16/2015	$324,986
	Golden Funding Corp.
400,000	0.165%, due 07/06/2015	399,991
	Mass Mutual Life Insurance
400,000	0.100%, due 07/08/2015	399,992
	Northwest Natural Gas Co.
400,000	0.227%, due 07/07/2015	399,985
	PNC Bank NA
400,000	0.177%, due 07/01/2015	400,001
	Prudential Financial
400,000	0.402%, due 07/06/2015	399,978
	Prudential PLC
400,000	0.186%, due 07/07/2015	399,988
	Quebec Government
400,000	0.114%, due 07/02/2015	400,000
	Southern Co. Funding Corp.
400,000	0.220%, due 07/09/2015	399,980
	Virginia Electric & Power Co.
400,000	0.360%, due 7/20/2015	399,924
		3,924,825

Shares
Money Market Fund: 19.67%
	Blackrock Liquidity Funds TempFund
4,232,200	(7 Day Yield 0.089%)	4,232,200

	Total Short Term Securities (Cost $8,157,025)	8,157,025

	Total Investments: 87.61% (Cost $18,853,573)	18,853,642

	Net Other Assets and Liabilities: 12.39%	2,665,077	(d)

	Net Assets: 100.00%	$21,518,719

See Notes to Financial Statements.
Annual Report | June 30, 2015	17

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
June 30, 2015

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2015.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate market value of those securities was $1,892,230, representing 8.79% of net assets.

(c)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(d)	Includes cash which is being held as collateral for swap contracts.

Total Return Swap	Unrealized Appreciation
Deutsche Bank AG London Branch total return swap related to the Wakefield TRS Tracker Series A Index effective September 21, 2012 for 5 years unless earlier terminated. Return to the Fund is based on the total return of the Index which includes an index sponsor fee of 0.75% per annum on the notional amount of the Index. The notional amount of the Index is $20,492,833.	$343,968
Total Net Unrealized Appreciation on Swap Contracts	$343,968

Investment Abbreviations:
ACES - Alternative Credit Enhancement Securities.
BA - Bankers Acceptance.
BV - Besloten Vennootschap is a Dutch private limited liability company.
LLC - Limited Liability Company.
MTN - Medium Term Notes.
NA - National Association.
N.V. - Naamloze Vennootschap is a Dutch public limited liability corporation.
PLC - Public Limited Company.
REMICS - Real Estate Mortgage Investment Conduits.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SCS - Société en commandite simple.
Sec. - Secured.
Sr. - Senior.
Unsec. - Unsecured.

See Notes to Financial Statements.
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Clinton Long Short Equity Fund	Schedule of Investments
June 30, 2015

Shares		Value (Note 2)

COMMON STOCK: 23.85%

Basic Materials: 3.40%
64,500	Stillwater Mining Co.(a)	$747,555

Communications: 2.97%
242,898	EVINE Live, Inc.(a)	653,396

Energy: 1.26%
55,280	Triangle Petroleum Corp.(a)	277,506

Financials: 8.39%
246,492	Campus Crest Communities, Inc.	1,365,566
63,462	Pacific Mercantile Bancorp(a)	481,676
		1,847,242

Technology: 7.71%
323,339	Imation Corp.(a)	1,312,755
25,370	Sphere 3D Corp.(a)	128,626
103,810	Violin Memory, Inc.(a)	254,335
		1,695,716

Utilities: 0.12%
8,300	Atlantic Power Corp.	25,564

	Total Common Stock (Cost $6,351,838)	5,246,979

EXCHANGE TRADED FUND: 0.00%(b)

1	SPDR® S&P 500® ETF Trust	206

	Total Exchange Traded Fund (Cost $209)	206

SHORT TERM SECURITY: 54.92%

	Fidelity Institutional Money Market-Money Market Portfolio-Class I
12,076,151	(7 Day Yield 0.106%)	12,076,151

	Total Short Term Security (Cost $12,076,151)	12,076,151

See Notes to Financial Statements.
Annual Report | June 30, 2015	19

Clinton Long Short Equity Fund	Schedule of Investments
June 30, 2015

	Value (Note 2)

Total Investments: 78.77% (Cost $18,428,198)	17,323,336

Net Other Assets and Liabilities: 21.23%	4,666,695	(c)

Net Assets: 100.00%	$21,990,031

(a)	Non-Income Producing Security.
(b)	Less than 0.005% of Net Assets.
(c)	Includes cash which is being held as collateral for swap contracts.

TOTAL RETURN SWAP CONTRACTS (a)

Reference Obligation	Swap Counterparty	Rate Paid by the Fund(b)	Termination Date	Notional Amount	Unrealized Appreciation
Total return on a custom basket of long securities traded in USD	Morgan Stanley	FEDFUND	08/20/2015	$409,327	$345
Total return on a custom basket of long and short securities traded in EUR	Morgan Stanley	EONIA-1D	12/22/2015	236,799	4,138
Total return on a custom basket of long and short securities traded in HKD	Morgan Stanley	HONIX-1D	03/31/2016	204,500	18,764
Total return on a custom basket of long and short securities traded in ZAR	Morgan Stanley	SABOR-1D	12/22/2015	30,562	7,534
Total return on a custom basket of long and short securities traded in GBP	Morgan Stanley	SONIA-1D	12/22/2015	7,690	19,125
Total return on a custom basket of long and short securities traded in NZD	Morgan Stanley	NZCOR-1D	03/31/2016	(11,307)	301
Total return on a custom basket of long and short securities traded in CAD	Morgan Stanley	DISC-1D	04/20/2016	(29,296)	1,912

See Notes to Financial Statements.
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Clinton Long Short Equity Fund	Schedule of Investments
June 30, 2015

TOTAL RETURN SWAP CONTRACTS (a) (continued)

Reference Obligation	Swap Counterparty	Rate Paid by the Fund(b)	Termination Date	Notional Amount	Unrealized Appreciation
Total return on a custom basket of long and short securities traded in EUR	Morgan Stanley	ENOIA-1D	12/22/2015	$(36,291)	$1,835
Total return on a custom basket of long and short securities traded in CHF	Morgan Stanley	LIBOR-1M	12/22/2015	(40,255)	17,060
Total return on a custom basket of long and short securities traded in AUD	Morgan Stanley	RBACR-1D	03/31/2016	(59,493)	28,636
Total return on a custom basket of long and short securities traded in EUR	Morgan Stanley	EONIA-1D	12/22/2015	(105,363)	32,159
Total return on a custom basket of long and short securities traded in USD	Morgan Stanley	FEDFUND	03/29/2016	(122,692)	3,531
Total return on a custom basket of short securities traded in USD	Morgan Stanley	FEDFUND	08/20/2015	(555,453)	8,231
Total return on a custom basket of long and short securities traded in USD	Morgan Stanley	FEDFUND	04/20/2016	(727,648)	9,918
Total return on a custom basket of short securities traded in USD	Morgan Stanley	FEDFUND	08/20/2015	(2,289,513)	26,668
				$(3,088,433)	$180,157

Reference Obligation	Swap Counterparty	Rate Paid by the Fund(b)	Termination Date	Notional Amount	Unrealized Depreciation
Total return on a custom basket of short securities traded in USD	Morgan Stanley	FEDFUND	08/20/2015	$(408,923)	$(3,093)

See Notes to Financial Statements.
Annual Report | June 30, 2015	21

Clinton Long Short Equity Fund	Schedule of Investments
June 30, 2015

TOTAL RETURN SWAP CONTRACTS (a) (continued)

Reference Obligation	Swap Counterparty	Rate Paid by the Fund(b)	Termination Date	Notional Amount	Unrealized Depreciation
Total return on a custom basket of long securities traded in USD	Morgan Stanley	FEDFUND	08/20/2015	$873,076	$(2,468)
Total return on a custom basket of long securities traded in USD	Morgan Stanley	FEDFUND	08/20/2015	557,057	(2,191)
Total return on a custom basket of long securities traded in USD	Morgan Stanley	FEDFUND	08/20/2015	2,969,021	(59)
Total return on a custom basket of long securities traded in USD	Morgan Stanley	FEDFUND	08/20/2015	2,289,855	(9,131)
Total return on a custom basket of long and short securities traded in USD	Morgan Stanley	FEDFUND	04/20/2016	716,483	(2,807)
Total return on a custom basket of long and short securities traded in DKK	Morgan Stanley	CIBOR-1M	12/22/2015	18,859	(1,550)
Total return on a custom basket of long and short securities traded in SEK	Morgan Stanley	STIBOR-1M	12/22/2015	11,256	(10,639)
Total return on a custom basket of long and short securities traded in NOK	Morgan Stanley	NIBOR-1M	12/22/2015	(121,292)	(4,733)
Total return on a custom basket of long and short securities traded in USD	Morgan Stanley	FEDFUND	04/27/2016	1,767,498	(12,030)

See Notes to Financial Statements.
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Clinton Long Short Equity Fund	Schedule of Investments
June 30, 2015

TOTAL RETURN SWAP CONTRACTS (a)(continued)

Reference Obligation	Swap Counterparty	Rate Paid by the Fund(b)	Termination Date	Notional Amount	Unrealized Depreciation
Total return on a custom basket of long and short securities traded in CAD	Morgan Stanley	DISC-1D	04/20/2016	$40,470	$(959)
Total return on a custom basket of long and short securities traded in CAD	Morgan Stanley	DISC-1D	04/27/2016	30,497	(495)
				$8,743,857	$(50,155)

(a)	Each Total Return Swap is comprised of a custom basket of underlying securities. The description of the basket is considered to be equity securities traded on the open market.
(b)	The interest paid on all long swap contracts is the stated rate plus 50 bps. The interest paid on all short swap contracts is the stated rate plus 30 bps.

Investment Abbreviations:
CIBOR-1M - Coperhagen Interbank Offered Rate
DISC-1D - Canadian Interbank Offered Rate
EONIA-1D - Euro Overnight Index Average
ETF - Exchange Traded Fund
FEDFUND - Federal Fund Rate
HONIX-1D - Hong Kong Brokers’ Association Overnight Rate
LIBOR-1M - London Interbank Offered Rate
NIBOR-1M - Norway Interbank Offered Rate
NZCOR-1D - Reserve Bank of New Zealand Overnight Rate
RBACR-1D - Reserve Bank of Australia Overnight Rate
SABOR-1D - South African Benchmark Overnight Rate
SONIA-1D - Sterling Overnight Index Average
STIBOR-1M - Stockholm Interbank Offered Rate

See Notes to Financial Statements.
Annual Report | June 30, 2015	23

Clinton Long Short Equity Fund	Schedule of Investments
June 30, 2015

The below table represents the top 50 aggregate notional amount of underlying securities held in the Total Return Swaps.

Reference Obligation	Unrealized Appreciation/ (Depreciation)	Notional Amount	Underlying Currency	Percent of Net Assets
Lenovo Group Ltd.	$(69,602)	$618,796	HKD	2.81%
AIA Group Ltd.	(4,082)	616,816	HKD	2.80%
Ping An Insurance Group Co. of China Ltd.	(48,799)	566,532	HKD	2.58%
China Petroleum & Chemical Corp.	(2,735)	479,486	HKD	2.18%
BOC Hong Kong Holdings Ltd.	11,350	418,156	HKD	1.90%
CNOOC Ltd.	(27,348)	361,405	HKD	1.64%
Sun Hung Kai Properties Ltd.	(15,127)	332,338	HKD	1.51%
China Mobile Ltd.	(15,363)	312,638	HKD	1.42%
Telefonaktiebolaget LM Ericsson	(21,606)	270,070	SEK	1.23%
Semiconductor Manufacturing International Corp.	(22,361)	265,087	HKD	1.21%
PICC Property & Casualty Co. Ltd.	(1,465)	259,761	HKD	1.18%
Sasol Ltd.	17,302	238,050	ZAR	1.08%
Apple, Inc.	(9,029)	229,277	USD	1.04%
China Taiping Insurance Holdings Co. Ltd.	(34,599)	223,023	HKD	1.01%
Zhuzhou CSR Times Electric Co. Ltd.	(11,705)	222,116	HKD	1.01%
SSAB AB	(24,811)	221,314	SEK	1.01%
The Bidvest Group Ltd.	5,918	220,327	ZAR	1.00%
Danske Bank A/S	(2,260)	219,629	DKK	1.00%
Tencent Holdings Ltd.	6,754	215,033	HKD	0.98%
Aspen Pharmacare Holdings Ltd.	(3,201)	210,240	ZAR	0.96%
CLP Holdings Ltd.	(6,199)	201,127	HKD	0.91%
Power Assets Holdings Ltd.	(15,324)	197,394	HKD	0.90%
Orkla ASA	1,860	196,268	NOK	0.89%
Securitas AB	(11,956)	189,608	SEK	0.86%
Skanska AB	(9,054)	186,816	SEK	0.85%

Reference Obligation	Unrealized Appreciation/ (Depreciation)	Notional Amount	Underlying Currency	Percent of Net Assets
Bank of China Ltd.	$(772)	$(620,207)	HKD	-2.82%
China Overseas Land & Investment Ltd.	6,145	(473,073)	HKD	-2.15%
China Construction Bank Corp.	21,212	(458,317)	HKD	-2.08%
Tele2 AB	14,018	(340,292)	SEK	-1.55%

See Notes to Financial Statements.
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Clinton Long Short Equity Fund	Schedule of Investments
June 30, 2015

TOTAL RETURN SWAP CONTRACTS (a) (continued)

Reference Obligation	Unrealized Appreciation/ (Depreciation)	Notional Amount	Underlying Currency	Percent of Net Assets
Marine Harvest ASA	$(1,491)	$(288,219)	NOK	-1.31%
China Oilfield Services Ltd.	41,629	(282,451)	HKD	-1.28%
Telenor ASA	(1,233)	(277,457)	NOK	-1.26%
Galaxy Entertainment Group Ltd.	54,108	(267,532)	HKD	-1.22%
Volvo AB	17,396	(253,854)	SEK	-1.15%
Hennes & Mauritz AB	11,446	(251,210)	SEK	-1.14%
China Shenhua Energy Co. Ltd.	15,482	(238,539)	HKD	-1.08%
Kunlun Energy Co. Ltd.	8,707	(237,363)	HKD	-1.08%
Hong Kong Exchanges and Clearing Ltd.	21,858	(213,134)	HKD	-0.97%
Assa Abloy AB	1,572	(212,608)	SEK	-0.97%
China Unicom Hong Kong Ltd.	12,469	(200,812)	HKD	-0.91%
Norsk Hydro ASA	30,018	(199,655)	NOK	-0.91%
Want Want China Holdings Ltd.	11,551	(192,659)	HKD	-0.88%
CSPC Pharmaceutical Group Ltd.	5,614	(189,179)	HKD	-0.86%
Atlas Copco AB	2,978	(188,152)	SEK	-0.86%
Yara International ASA	3,566	(171,528)	NOK	-0.78%
The Wharf Holdings Ltd.	6,506	(171,209)	HKD	-0.78%
Tiger Brands Ltd.	(1,845)	(163,857)	ZAR	-0.75%
China Communications Construction Co. Ltd.	(8,757)	(157,760)	HKD	-0.72%
Truworths International Ltd.	3,320	(155,460)	ZAR	-0.71%
PSG Group Ltd	(2,101)	(151,663)	ZAR	-0.69%

Sector Allocations

Percentages are based on the underlying securities of the total return swaps.

See Notes to Financial Statements.
Annual Report | June 30, 2015	25

Wakefield Mutual Funds	Statements of Assets and Liabilities
June 30, 2015

	Wakefield Managed Futures Strategy Fund(a)	Clinton Long Short Equity Fund
ASSETS:
Investments, at value	$18,853,642	$17,323,336
Deposit with broker for swap contracts	3,263,000	4,690,000
Cash	45,087	–
Foreign currency, at value (Cost $– and $27,629)	–	27,789
Receivable for investments sold	100,068	15,167
Receivable for shares sold	–	22,365
Unrealized appreciation on total return swap contracts	343,968	180,157
Interest receivable	18,349	1,025
Receivable from advisor	–	4,724
Prepaid offering cost (Note 2)	–	8,883
Prepaid expenses and other assets	8,304	32,347
Total assets	22,632,418	22,305,793

LIABILITIES:
Unrealized depreciation on total return swap contracts	–	50,155
Payable due to advisor	3,666	–
Payable for investments purchased	1,030,882	88,500
Payable for total return swap contracts	–	119,500
Payable for shares redeemed	7,117	–
Payable for administration fees	18,146	11,466
Payable for audit and legal fees	24,911	21,432
Payable for distribution and service fees
Class A	270	511
Payable for transfer agency fees	4,125	4,606
Payable to trustees	100	100
Payable for chief compliance officer fee	15,597	6,891
Accrued expenses and other liabilities	8,885	12,601
Total liabilities	1,113,699	315,762
NET ASSETS	$21,518,719	$21,990,031

NET ASSETS CONSIST OF:
Paid-in capital	$21,392,559	$22,591,452
Accumulated net investment income/(loss)	(117,657)	10,146
Accumulated net realized gain/(loss) on investments,total return swap contracts and foreign currency transactions	(100,220)	363,133
Net unrealized appreciation/(depreciation) on investments, total return swap contracts and translation of assets and liabilities denominated in foreign currency transactions	344,037	(974,700)
NET ASSETS	$21,518,719	$21,990,031

INVESTMENTS, AT COST	$18,853,573	$18,428,198

See Notes to Financial Statements.
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Wakefield Mutual Funds	Statements of Assets and Liabilities
June 30, 2015

	Wakefield Managed Futures Strategy Fund(a)	Clinton Long Short Equity Fund
PRICING OF SHARES:
Class A:
Net Asset Value, offering and redemption price per share	$9.83	$9.73
Net Assets	$1,294,881	$2,470,061
Shares of beneficial interest outstanding	131,778	253,734
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price	$10.43	N/A
Maximum offering price per share (NAV/0.9550, based on maximum sales charge of 4.50% of the offering price	N/A	$10.19

Class I:
Net Asset Value, offering and redemption price per share	$9.87	$9.78
Net Assets	$20,223,838	$8,941,162
Shares of beneficial interest outstanding	2,048,747	914,492
Class S:
Net Asset Value, offering and redemption price per share	N/A	$9.76
Net Assets	N/A	$10,578,808
Shares of beneficial interest outstanding	N/A	1,083,936

(a)	Wakefield Managed Futures Strategy Fund is consolidated with a Cayman Islands exempted company.

See Notes to Financial Statements.
Annual Report | June 30, 2015	27

Wakefield Mutual Funds	Statement of Operations
For the Period Ended June 30, 2015

	Wakefield Managed Futures Strategy Fund(a)	Clinton Long Short Equity Fund(b)
INVESTMENT INCOME:
Dividends	$–	$23,054
Foreign taxes withheld	–	(2,947)
Interest	59,683	–
Total Investment Income	59,683	20,107

EXPENSES:
Investment advisory fees (Note 7)	279,584	238,996
Operating Services	–	20,156
Administrative fees	177,286	98,350
Fund servicing fees (Note 7)	84,000	–
Distribution and service fees
Class A	4,092	3,640
Transfer agency fees	39,051	32,288
Legal and audit fees	28,208	24,168
Custodian fees	7,448	11,122
Trustees’ fees and expenses	8,093	4,007
Chief compliance officer fees	11,099	6,891
Offering costs (Note 2)	–	69,344
Registration/filing fees	39,103	6,738
Other	35,166	14,103
Total expenses before waiver/reimbursement	713,130	529,803
Less fees waived/reimbursed by investment advisor
(Note 7)
Class A	(27,927)	(24,783)
Class I	(303,673)	(50,933)
Class S	–	(198,521)
Total Net Expenses	381,530	255,566
NET INVESTMENT LOSS	(321,847)	(235,459)

See Notes to Financial Statements.
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Wakefield Mutual Funds	Statements of Operations
For the Period Ended June 30, 2015
	Wakefield Managed Futures Strategy Fund(a)	Clinton Long Short Equity Fund(b)
Net realized gain/(loss) on investments	$(878)	$417,855
Net realized gain on total return swap contracts	–	289,238
Net realized loss on foreign currency transactions	–	(2,662)
Net change in unrealized depreciation of investments	(5,267)	(1,104,862)
Net change in unrealized appreciation on total return swap contracts	954,747	130,002
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currency transactions	–	160
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	948,602	(270,269)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$626,755	$(505,728)

(a)	Wakefield Managed Futures Strategy Fund is consolidated with a Cayman Islands exempted company.
(b)	For the period August 13, 2014 (Inception of Class I and Class S. Inception date of Class A was September 3, 2014) to June 30, 2015.

See Notes to Financial Statements.
Annual Report | June 30, 2015	29

Wakefield Managed Futures Strategy Fund	Consolidated Statement of Changes in Net Assets

	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014
OPERATIONS:
Net investment loss	$(321,847)	$(305,253)
Net realized loss on investments	(878)	(440)
Net change in unrealized appreciation on investments, total return swap contracts and translation of assets and liabilities denominated in foreign currency transactions	949,480	313,666
Net increase in net assets resulting from operations	626,755	7,973

SHARE TRANSACTIONS (Note 6):
Class A
Proceeds from sales of shares	505,988	2,011,571
Cost of shares redeemed, net of redemption fees	(4,084,639)	(4,388,013)
Class I
Proceeds from sales of shares	10,150,430	5,441,735
Cost of shares redeemed, net of redemption fees	(4,590,019)	(7,425,881)
Net increase/(decrease) from share transactions	1,981,760	(4,360,588)

Net increase/(decrease) in net assets	2,608,515	(4,352,615)

NET ASSETS:
Beginning of year	18,910,204	23,262,819
End of year*	$21,518,719	$18,910,204
*Includes accumulated net investment loss of:	$(117,657)	$(74,736)

Other Information:
SHARE TRANSACTIONS:
Class A
Sold	49,867	215,315
Redeemed	(430,623)	(472,767)
Net decrease in shares outstanding	(380,756)	(257,452)

Class I
Sold	1,032,608	585,220
Redeemed	(465,965)	(792,637)
Net increase/(decrease) in shares outstanding	566,643	(207,417)

See Notes to Financial Statements.
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Clinton Long Short Equity Fund	Statement of Changes in Net Assets

For the Period Ended June 30, 2015 (a)
OPERATIONS:
Net investment loss	$(235,459)
Net realized gain on investments, total return swap contracts and foreign currency transactions	704,431
Net change in unrealized depreciation on investments, total return swap contracts and translation of assets and liabilities in foreign currency transactions	(974,700)
Net decrease in net assets resulting from operations	(505,728)

DISTRIBUTIONS TO SHAREHOLDERS (Note 4):
From net investment income
Class A	(9,356)
Class I	(4,925)
Class S	(87,052)
From net realized gains on investments
Class A	(6,260)
Class I	(5,166)
Class S	(43,296)
Total distributions	(156,055)

SHARE TRANSACTIONS (Note 6):
Class A
Proceeds from sales of shares	2,856,475
Distributions reinvested	10,026
Cost of shares redeemed, net of redemption fees	(342,192)
Class I
Proceeds from sales of shares	9,491,329
Distributions reinvested	5,152
Cost of shares redeemed, net of redemption fees	(247,265)
Class S
Proceeds from sales of shares	12,421,888
Distributions reinvested	55,735
Cost of shares redeemed, net of redemption fees	(1,599,334)
Net increase from share transactions	22,651,814

Net increase in net assets	21,990,031

NET ASSETS:
Beginning of period	–
End of period*	$21,990,031
*Includes accumulated net investment income of:	$10,146

See Notes to Financial Statements.
Annual Report | June 30, 2015	31

Clinton Long Short Equity Fund	Statement of Changes in Net Assets

For the Period Ended June 30, 2015 (a)
Other Information:
SHARE TRANSACTIONS:
Class A
Sold	286,850
Distributions reinvested	999
Redeemed	(34,114)
Net increase in shares outstanding	253,735

Class I
Sold	938,478
Distributions reinvested	512
Redeemed	(24,499)
Net increase in shares outstanding	914,491

Class S
Sold	1,238,348
Distributions reinvested	5,551
Redeemed	(159,963)
Net increase in shares outstanding	1,083,936

(a)	For the period August 13, 2014 (Inception of Class I and Class S. Inception date of Class A was September 3, 2014) to June 30, 2015.

See Notes to Financial Statements.
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Wakefield Managed Futures Strategy Fund – Class A	Consolidated Financial Highlights
For a share outstanding throughout the periods presented.

	For the Year Ended June 30, 2015(a)	For the Year Ended June 30, 2014(a)	For the Period September 10, 2012 (Inception) to June 30, 2013(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.46	$9.45	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.18)	(0.15)	(0.11)
Net realized and unrealized gain/(loss) on investments	0.55	0.16	(0.44)
Total from investment operations	0.37	0.01	(0.55)
REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 6)	0.00 (c)	0.00 (c)	0.00	(c)
INCREASE/(DECREASE) IN NET ASSET VALUE	0.37	0.01	(0.55)
NET ASSET VALUE, END OF PERIOD	$9.83	$9.46	$9.45

TOTAL RETURN(d)	3.91%	0.11%	(5.50	%)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$1,295	$4,850	$7,280

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	3.85%	4.15%	4.35	%(f)
Operating expenses including fee waivers/reimbursements	2.14%	2.14%	2.14	%(f)
Net investment loss including fee waivers/reimbursements	(1.83%)	(1.65%)	(1.48	%)(f)

PORTFOLIO TURNOVER RATE(g)	93%	94%	85	%(e)

(a)	Per share amounts and ratios to average net assets include income and expenses of the WMFS Fund Limited (wholly-owned subsidiary), exclusive of the subsidiary’s management fee.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is calculated at the Fund level.

See Notes to Financial Statements.
Annual Report | June 30, 2015	33

Wakefield Managed Futures Strategy Fund – Class I	Consolidated Financial Highlights
For a share outstanding throughout the periods presented.

	For the Year Ended June 30, 2015(a)	For the Year Ended June 30, 2014(a)	For the Period September 10, 2012 (Inception) to June 30, 2013(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.49	$9.46	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.16)	(0.13)	(0.11)
Net realized and unrealized gain/(loss) on investments	0.54	0.16	(0.43)
Total from investment operations	0.38	0.03	(0.54)
REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 6)	0.00 (c)	0.00 (c)	0.00	(c)
INCREASE/(DECREASE) IN NET ASSET VALUE	0.38	0.03	(0.54)
NET ASSET VALUE, END OF PERIOD	$9.87	$9.49	$9.46

TOTAL RETURN	4.00%	0.32%	(5.40	%)(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$20,224	$14,060	$15,983

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	3.55%	3.90%	4.43	%(e)
Operating expenses including fee waivers/reimbursements	1.89%	1.89%	1.89	%(e)
Net investment loss including fee waivers/reimbursements	(1.59%)	(1.42%)	(1.37	%)(e)

PORTFOLIO TURNOVER RATE(f)	93%	94%	85	%(d)

(a)	Per share amounts and ratios to average net assets include income and expenses of the WMFS Fund Limited (wholly-owned subsidiary), exclusive of the subsidiary’s management fee.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated at the Fund level.

See Notes to Financial Statements.
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Clinton Long Short Equity Fund – Class A	Financial Highlights
For a share outstanding throughout the period presented.

	For the Period September 3, 2014 (Inception) to June 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$10.12
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.17)
Net realized and unrealized loss on investments	(0.13)
Total from investment operations	(0.30)
LESS DISTRIBUTIONS:
From net investment income	(0.05)
Distributions from net realized gain on investments	(0.04)
Total distributions	(0.09)
DECREASE IN NET ASSET VALUE	(0.39)
NET ASSET VALUE, END OF PERIOD	$9.73

TOTAL RETURN(b)	(2.98	%)(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$2,470

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	3.94	%(d)
Operating expenses including fee waivers/reimbursements	2.24	%(d)
Net investment loss including fee waivers/reimbursements	(2.09	%)(d)

PORTFOLIO TURNOVER RATE(e)	515	%(c)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Total return does not reflect the effect of sales charges.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the Fund level and represents the period ended June 30, 2015.

See Notes to Financial Statements.
Annual Report | June 30, 2015	35

Clinton Long Short Equity Fund – Class I	Financial Highlights
For a share outstanding throughout the period presented.

	For the Period August 13, 2014 (Inception) to June 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.17)
Net realized and unrealized gain on investments	0.02
Total from investment operations	(0.15)
LESS DISTRIBUTIONS:
From net investment income	(0.03)
Distributions from net realized gain on investments	(0.04)
Total distributions	(0.07)
DECREASE IN NET ASSET VALUE	(0.22)
NET ASSET VALUE, END OF PERIOD	$9.78

TOTAL RETURN	(1.50	%)(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$8,941

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	3.59	%(c)
Operating expenses including fee waivers/reimbursements	1.99	%(c)
Net investment loss including fee waivers/reimbursements	(1.91	%)(c)

PORTFOLIO TURNOVER RATE(d)	515	%(b)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated at the Fund level and represents the period ended June 30, 2015.

See Notes to Financial Statements.
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Clinton Long Short Equity Fund – Class S	Financial Highlights
For a share outstanding throughout the period presented.

	For the Period August 13, 2014 (Inception) to June 30, 2015
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.14)
Net realized and unrealized gain on investments	0.01
Total from investment operations	(0.13)
LESS DISTRIBUTIONS:
From net investment income	(0.07)
Distributions from net realized gain on investments	(0.04)
Total distributions	(0.11)
DECREASE IN NET ASSET VALUE	(0.24)
NET ASSET VALUE, END OF PERIOD	$9.76

TOTAL RETURN	(1.33	%)(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$10,579

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	3.97	%(c)
Operating expenses including fee waivers/reimbursements	1.77	%(c)
Net investment loss including fee waivers/reimbursements	(1.60	%)(c)

PORTFOLIO TURNOVER RATE(d)	515	%(b)

(a)	Per share numbers have been calculated using the average shares method.
(b)	Not annualized.
(c)	Annualized.
(d)	Portfolio turnover rate is calculated at the Fund level and represents the period ended June 30, 2015.

See Notes to Financial Statements.
Annual Report | June 30, 2015	37

Notes to Financial Statements
June 30, 2015
NOTE 1 – ORGANIZATION
The Wakefield Alternative Series Trust (the “Trust”), is an open‐end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on September 30, 2011 as a Delaware statutory trust. The Trust currently offers shares of beneficial interest (“shares”) of the Wakefield Managed Futures Strategy Fund and Clinton Long Short Equity Fund (the “Funds”). The Funds commenced investment operations on September 10, 2012 and August 13, 2014 respectively.

The Wakefield Managed Futures Strategy Fund (the “Wakefield Fund”) is a diversified portfolio which seeks to generate absolute returns. The Fund currently offers Class A shares, Class C shares and Class I shares. The Clinton Long Short Equity Fund (the “Clinton Fund”) is a diversified portfolio which seeks capital appreciation. The Fund currently offers Class A shares, Class C shares, Class S shares and Class I shares. The Board of Trustees (the “Trustees”) may establish additional Funds and classes of shares at any time in the future without shareholder approval. The Class C shares are currently not operational as of June 30, 2015.

The Wakefield Fund did not have any operations before September 10, 2012, other than those relating to the sale and issuance of 10,000 common shares, in the amount of 5,000 and 5,000 shares for Class A and Class I shares, respectively, to Wakefield Advisors, LLC (“Wakefield Advisors” or the “Advisor”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP.

Use of Estimates: The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the consolidated financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The consolidated financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2015.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the period ended June 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

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Notes to Financial Statements
June 30, 2015

Investments in a Wholly-Owned Subsidiary: The Wakefield Fund seeks exposure by investing in securities of limited partnerships, corporations, limited liability companies and other types of pooled investment vehicles, including commodity pools (collectively, “Underlying Funds”) as well as in swap contracts and structured notes through investments in the WMFS Fund Limited, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”).  Wakefield Advisors acts as investment advisor to the Fund and the investment advisor to the Subsidiary.  The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS rulings.

Basis for Consolidation for the Wakefield Managed Futures Strategy Fund: The Subsidiary, a Cayman Islands exempted company, was incorporated on April 10, 2012 as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives.  As a wholly-owned subsidiary of the Fund, all assets and liabilities, income and expense of the portfolio are consolidated in the financial statements and financial highlights of the Fund.  As of June 30, 2015, the net assets of the Fund are $21,518,719 of which $3,642,325, or 16.93% are represented in the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Portfolio Valuation: The net asset value (“NAV”) will be computed based upon the value of the securities and other assets and liabilities held by the Funds. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for trading.
U.S. Government and Agency Securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. All other debt securities having a remaining maturity of greater than 60 days, are typically valued by using market quotations or a matrix method provided by a pricing service.  Debt securities having a maturity of less than 60 days are valued at amortized cost. If prices are not available from the pricing service, then the securities will be priced at “fair value.”

Swaps are priced based on valuations provided by an independent and/or executing broker, pricing service and/or Sub-Administrator if available.  If a price is not available, then “fair-value” procedures will be used.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Annual Report | June 30, 2015	39

Notes to Financial Statements
June 30, 2015

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the high cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses: Expenses that are specific to a class of shares of the Funds are charged directly to that share class. All of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Funds are charged to the operations of such class.

Offering Costs: Offering costs consisting primarily of legal fees related to preparing the initial registration statement, printing expenses for the initial registration statement and blue sky registration fees are deferred and will be amortized over a twelve month period from the inception of Fund. As of June 30, 2015, the Clinton Fund had $8,883 in offering costs.

Organizational Costs: Wakefield Advisors, on behalf of the Funds has assumed organizational costs of $35,840 for the Trust.  The Advisor shall be entitled to recoup such amounts for a period of up to three years from the date such amounts were assumed.

Distributions: The Wakefield Fund intends to distribute substantially all of its net investment income at least quarterly and net capital gains annually. The Clinton Fund intends to distribute substantially all of its net investment income and net capital gains annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.  Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in capital, depending upon the type of book/tax differences that may exist.

Fair Value Measurements: The Funds disclose the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

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Notes to Financial Statements
June 30, 2015

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds’ as of June 30, 2015:

Wakefield Managed Futures Strategy Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Agency Pass‐Through Securities	$–	$110,070	$–	$110,070
Asset‐Backed Securities	–	512,895	–	512,895
Collateralized Mortgage Obligations	–	751,236	–	751,236
Commercial Mortgage‐Backed Securities	–	1,675,224	–	1,675,224
Corporate Bonds	–	5,818,753	–	5,818,753
Government Bonds	–	1,679,363	–	1,679,363
Municipal Bonds	–	149,076	–	149,076
Short Term Securities	–	8,157,025	–	8,157,025
TOTAL	$–	$18,853,642	$–	$18,853,642

Other Financial Instruments(a)
Assets
Total Return Swap	$–	$343,968	$–	$343,968
TOTAL	$–	$343,968	$–	$343,968

Annual Report | June 30, 2015	41

Notes to Financial Statements
June 30, 2015

Clinton Long Short Equity Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$5,246,979	$–	$–	$5,246,979
Exchange Traded Funds	206	–	–	206
Short Term Securities	12,076,151	–	–	12,076,151
TOTAL	$17,323,336	$–	$–	$17,323,336

Other Financial Instruments(a)
Assets
Total Return Swap Contracts	$–	$180,157	$–	$180,157
Liabilities
Total Return Swap Contracts	$–	$(50,155)	$–	$(50,155)
TOTAL	$–	$130,002	$–	$130,002

(a)	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as swap contracts.

For the period ended June 30, 2015, there have been no significant changes to the Funds’ fair value methodologies. Additionally, there were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2015. It is the Funds’ policy to recognize transfers at the end of the reporting period.

For the period ended June 30, 2015, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

NOTE 3 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds may use derivatives (including futures, options and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Funds. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Funds’ potential for gain or loss and, therefore, amplify the effects of market volatility on the Funds’ share price. Because option premiums paid or received are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

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Notes to Financial Statements
June 30, 2015

Market Risk Factors:  In pursuit of its investment objective, the Funds seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk:  Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Swap Agreements: The Funds’ may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Funds than if the Funds had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Annual Report | June 30, 2015	43

Notes to Financial Statements
June 30, 2015

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.  Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.  Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  The Funds’ current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio.  The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

44	1-855-243-1815 | www.wakefieldfunds.com

Notes to Financial Statements
June 30, 2015

Whether the Funds’ use of swap agreements will be successful in furthering its investment objective will depend on Wakefield Advisor’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments.  Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments.  Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines).  Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements.  The swap market is a relatively new market and is largely unregulated.  It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Derivatives Instruments:  The following tables disclose the amounts related to the Funds’ use of derivative instruments.

The effect of derivatives instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2015:

Derivatives Not Accounted for as Hedging Instruments	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Fair Value	Liabilities Derivatives Consolidated Statement of Assets and Liabilities Location	Fair Value
Wakefield Managed Futures Strategy Fund
Equity Contracts (Total Return Swaps)	Unrealized appreciation on toal return swap contracts	$343,968	Unrealized depreciation on total return swap contracts	$–
		$343,968		$–
Clinton Long Short Equity Fund
Equity Contracts (Total Return Swaps)	Unrealized appreciation on toal return swap contracts	$180,157	Unrealized depreciation on total return swap contracts	$50,155
		$180,157		$50,155

Annual Report | June 30, 2015	45

Notes to Financial Statements
June 30, 2015

The effect of derivatives instruments on the Consolidated Statement of Operations for the period ending June 30, 2015:

Derivatives Instruments	Location of Gain on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain on Derivatives Recognized in Income
Wakefield Managed Futures Strategy Fund
Equity Contracts (Total Return Swaps)	Net realized gain on total return swap contracts/Net change in unrealized appreciation on total return swap contracts	$–	$954,747
		$–	$954,747
Clinton Long Short Equity Fund
Equity Contracts (Total Return Swaps)	Net realized gain on total return swap contracts/Net change in unrealized appreciation on total return swap contracts	$289,238	$130,002
		$289,238	$130,002

The Wakefield Managed Futures Strategy Fund’s average notational value for total return swaps is $4,389,301 for the period ended June 30, 2015.

The Clinton Fund’s average notional value for total return swaps is $861,087 for long positions and (685,961) for short positions for the period ended June 30, 2015.

Certain derivative contracts are executed under either standardized netting agreements or, for exchange‐traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set‐off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

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Notes to Financial Statements
June 30, 2015

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of June 30, 2015:

Wakefield Managed Futures Strategy Fund
Offsetting of Derivatives Assets
				Gross Amounts Not Offset in the Statement of Financial Position
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments (a)	Cash Collateral Received	Net Amount
Total
Return
Swaps	$343,968	$–	$343,968	$–	$–	$343,968
Total	$343,968	$–	$343,968	$–	$–	$343,968

Clinton Long Short Equity Fund
Offsetting of Derivatives Assets
				Gross Amounts Not Offset in the Statement of Financial Position
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments (a)	Cash Collateral Received	Net Amount
Total
Return
Swaps	$180,157	$–	$180,157	$(50,155)	$–	$130,002
Total	$180,157	$–	$180,157	$(50,155)	$–	$130,002

Annual Report | June 30, 2015	47

Notes to Financial Statements
June 30, 2015

Clinton Long Short Equity Fund
Offsetting of Derivatives Liabilities
				Gross Amounts Not Offset in the Statement of Financial Position
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments (a)	Cash Collateral Pledged	Net Amount
Total
Return
Swaps	$50,155	$–	$50,155	$(50,155)	$–	$–
Total	$50,155	$–	$50,155	$(50,155)	$–	$–

(a)	These amounts are limited to the derivative liability balance and, accordingly, do not include excess collateral pledged.

NOTE 4 – TAX BASIS INFORMATION
Reclassifications:  As of June 30, 2015, permanent differences in book and tax accounting were reclassified.  These differences had no effect on net assets and were primarily attributed to minor differences between book and tax characterizations of paydowns, the Cayman subsidiary income, non-deductible expenses and certain other investments.  The reclassifications were as follows:

	Wakefield Managed Futures Strategy Fund	Clinton Long Short Equity Fund
Accumulated Net Investment Loss	$278,926	$346,938
Accumulated Net Realized Loss on Investments	$(25,884)	$(286,576)
Paid‐in Capital	$(253,042)	$(60,362)

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Notes to Financial Statements
June 30, 2015

Tax Basis of Investments: The differences between book-basis and tax-basis are primarily due to the treatment of derivatives. As of June 30, 2015, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Wakefield Managed Futures Strategy Fund	Clinton Long Short Equity Fund
Cost of investments for income tax purposes	$18,853,573	$18,656,089
Gross appreciation (excess of value over tax cost)	$105,202	$127,533
Gross depreciation (excess of tax cost over value)	(105,133)	(1,460,286)
Net depreciation of swaps	343,968	130,162
Net unrealized appreciation/(depreciation)	$344,037	$(1,202,591)

Components of Distributable Earnings on a Tax Basis:  As of June 30, 2015, the components of distributable earning on a tax basis were as follows:

	Wakefield Managed Futures Strategy Fund	Clinton Long Short Equity Fund
Undistributed Ordinary Income	$–	$601,170
Accumulated Capital Loss	$(100,220)	$–
Unrealized Appreciation/(Depreciation)	344,037	(1,202,591)
Other Cumulative Timing Differences	(117,657)	–
Total	$126,160	$(601,421)

Capital Losses: As of June 30, 2015, the Fund had capital loss carryforwards which may reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Capital losses deferred to the next year were as follows

	Short Term	Long Term
Wakefield Managed Futures Strategy Fund	$55,129	$31,480

The Wakefield Managed Futures Strategy Fund elects to defer to the year ended June 30, 2016, capital losses recognized during the period November 1, 2014, to June 30, 2015 in the amount of $13,611 and late year ordinary losses in the amount of $117,657.

Annual Report | June 30, 2015	49

Notes to Financial Statements
June 30, 2015

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

	Wakefield Managed Futures Strategy Fund	Clinton Long Short Equity Fund
Ordinary Income	$–	$156,055
Long‐term capital gains	–	–
Total	$–	$156,055

NOTE 5 – SECURITIES TRANSACTIONS
Purchases and sales of securities, excluding U.S. Government Obligations and short‐term securities during the period ended June 30, 2015, were as follows:

	Cost of Investments Purchased	Proceeds From Investments Sold

Wakefield Managed Futures Strategy Fund	$5,609,152	$4,311,474
Clinton Long Short Equity Fund	27,132,202	21,190,521

Purchases and sales of securities, including only U.S. Government Obligations during the year ended June 30, 2015, were as follows:

	Cost of Investments Purchased	Proceeds From Investments Sold
Wakefield Managed Futures Strategy Fund	$3,861,127	$3,548,685
Clinton Long Short Equity Fund	–	–

NOTE 6 – BENEFICIAL INTEREST TRANSACTIONS
The Trust has an unlimited number of shares with no par value per share.  The Funds charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares in the Fund.  The Wakefield Fund received $198 in redemption fees and the Clinton Fund received no redemption fees during the period ended June 30, 2015.

50	1-855-243-1815 | www.wakefieldfunds.com

Notes to Financial Statements
June 30, 2015

Principal Shareholders: A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control.  As of June 30, 2015, the following were shareholders that owned greater than 5% or greater of any class of the Funds’ outstanding shares:

Wakefield Fund	Clinton Fund
Class A	Class A
Oppenheimer & Co. – 82.06% UBS Wealth Management – 16.91%	Oppenheimer & Co. – 90.35%
Class I	Class I
National Financial Services LLC – 68.06% UBS Wealth Management – 27.57%	National Financial Services LLC – 21.82% PERSHING LLC – 13.05% Oppenheimer & Co. – 64.41%
Class S
National Financial Services LLC – 62.66%

NOTE 7 – INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS
Wakefield Advisors serves as the investment advisor to the Funds.  Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) with the Funds, Wakefield Advisors is entitled to an investment advisory fee, computed daily and payable monthly of 1.40% of the average daily net assets of the Wakefield Fund and 1.75% of the average daily net assets of the Clinton Fund.

The Trust and Wakefield Advisors have entered into an investment sub-advisory agreement with Logan Circle Partners, L.P. (“Logan Circle Partners” or the “Wakefield Fund Sub-Advisor”). Pursuant to this agreement, the Advisor pays the Sub-Advisor a monthly fee that varies depending on the amount of assets under the Sub-Advisor’s management.

The Trust and Wakefield Advisors have entered into an investment sub-advisory agreement with Clinton Group, Inc. (“Clinton Group” or the “Clinton Fund Sub-Advisor”). Pursuant to this agreement, the Advisor pays the Sub-Advisor a monthly fee that varies depending on the amount of assets under the Sub-Advisor’s management.

The Advisor has contractually agreed to waive management fees and/or reimburse the Funds for expenses it incurs, at least until October 31, 2015, but only to the extent necessary to maintain the Funds’ total annual operating expenses (including offering and organization costs) after fee waivers and/or reimbursement (excluding 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Funds may invest, or extraordinary expenses such as litigation) at 1.89% of the average daily net assets with respect to each share class for the Wakefield Fund and 1.99% of the average daily net assets with respect to for Class A and Class I and 1.77% for Class S for the Clinton Fund. Any waiver or reimbursement by the Advisor is subject to repayment by the Funds within the three fiscal years following the fiscal year in which the waiver or reimbursement occurred, if the Funds are able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees. For the period ended June 30, 2015 the fee waivers and/or reimbursements were $331,600 and $274,237 for the Wakefield Fund and Clinton Fund respectfully.

Annual Report | June 30, 2015	51

Notes to Financial Statements
June 30, 2015

As of June 30, 2015, waivers or reimbursements (including offering costs and the previously waived organizational costs) that may potentially be made by the Funds to the Advisor were as follows:

Wakefield Managed Future Strategy Fund

Expiring	Amount
May 24, 2016	$35,840
June 30, 2016	365,143
June 30, 2017	408,992
June 30, 2018	331,600
$1,141,575

Clinton Long Short Equity Fund

Expiring	Amount
June 30, 2018	$274,237
$274,237

Distribution Agreement: ALPS Distributors, Inc. (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement with the Trust. The offering of the Fund’s shares is continuous.

The Funds has adopted a Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 of the 1940 Act, which allows the Funds to pay for the sale and distribution of its shares at an annual rate of 0.25% of the Funds’ average daily net assets attributable to Class A shares and up to 1.00% of the Funds’ average daily net assets attributable to Class C shares.

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“ALPS”) serves as Administrator pursuant to a Fund Accounting and Administration Agreement with the Trust. As such, ALPS provides all necessary administration, bookkeeping and pricing services to the Funds, including portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Transfer Agency and Service Agreement:  ALPS serves as transfer agent and dividend disbursing agent to the Funds pursuant to a Transfer Agency and Service Agreement with the Trust. Under the Transfer Agency and Service Agreement, ALPS has agreed to:  (i) issue and redeem shares of the Funds; (ii) make dividend payments and other distributions to shareholders of the Funds; (iii) responds to correspondence by the Funds’ shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds.

Acquired Fund Fees and Expenses:  The Subsidiary has entered into a separate contract with Pyxis Global Financial Services, LLC (“Pyxis”) pursuant to which the Subsidiary pays for fund services at the following notional asset levels and annual rates; notional asset levels of $156,000,000 or less the monthly minimum of $6,500, $156,000,001 to $500,000,000 at 0.05%, $500,000,001 to $1,000,000,000 at 0.03%, and $1,000,000,001 and greater at 0.02%.  The fees are due and payable to Pyxis monthly.

52	1-855-243-1815 | www.wakefieldfunds.com

Notes to Financial Statements
June 30, 2015

Wakefield Advisors is responsible for the Subsidiary’s day-to-day business pursuant to an investment advisory agreement with the Subsidiary. Under this agreement, the Advisor provides the Subsidiary with the same type of management services, under the same terms, as are provided to the Fund.  The advisory agreement with the Subsidiary provides for automatic termination upon the termination of the investment advisory agreement with respect to the Fund.  The Wakefield Fund pays the Advisor a fee for its services. The Advisor has contractually agreed to waive the management fee it receives from the Wakefield Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Wakefield Fund invests in the Subsidiary, and may not be terminated by the Advisor unless it first obtains the prior approval of the Fund’s Board of Trustees for such termination.

The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Wakefield Fund.  The Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency and audit services that it receives.

NOTE 8 – INDEMNIFICATIONS
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9 – TRUSTEE AND OFFICERS
The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Wakefield Advisor or its affiliates, except as noted below.  As of June 30, 2015, there were four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each an “Independent Trustee”). The Funds pay each Independent Trustee an annual fee of $4,000, as well as reimbursement for any reasonable expenses incurred attending the meetings. The Trust does not have a bonus, profit sharing, pension or retirement plan.

NOTE 10 – SUBSEQUENT EVENTS
Total Return Swap contracts that were terminated between June 30, 2015 and through the date the financial statements were issued have been renewed for a one year agreement.

The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Other than the above no subsequent events were identified.

Annual Report | June 30, 2015	53

Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of
Wakefield Alternative Series Trust

We have audited the accompanying consolidated statement of assets and liabilities of Wakefield Alternative Series Trust (the “Trust”), comprised of Wakefield Managed Futures Strategy Fund (the initial series of the Trust), including the consolidated schedule of investments, as of June 30, 2015, and the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for the years ended June 30, 2015 and 2014 and consolidated financial highlights for the years ended June 30, 2015 and 2014 and the period September 10, 2012 (Inception) through June 30, 2013. We have also audited the accompanying statement of assets and liabilities of Clinton Long Short Equity Fund (the second series of the Trust), including the schedule of investments, as of June 30, 2015, and the related statements of operations and changes in net assets for the period August 13, 2014 (Inception) through June 30, 2015 and financial highlights for the period August 13, 2014 (Inception) through June 30, 2015. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of June 30, 2015 by correspondence with the custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the series comprising Wakefield Alternative Series Trust, as of June 30, 2015, and the results of their operations, changes in net assets and financial highlights for the years or periods described in the first paragraph, in conformity with accounting principles generally accepted in the United States of America.

Greenwood Village, Colorado
August 28, 2015

54	1-855-243-1815 | www.wakefieldfunds.com

Additional Information
June 30, 2015 (Unaudited)

1 – PROXY VOTING GUIDELINES
Wakefield Advisors is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures that Wakefield Advisors uses in fulfilling this responsibility and information regarding how those proxies were voted since inception are available without charge upon request by calling 1-855-243-1815. These items are also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2 – QUARTERLY PORTFOLIO DISCLOSURE
Wakefield Advisors files a complete listing of portfolio holdings for the Fund as of the end of the first and third quarters of each fiscal year on Form N‐Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1‐855-243-1815. Information on the operation of the Public Reference Room may be obtained by calling 1‐800‐SEC‐0330.

Annual Report | June 30, 2015	55

Wakefield Managed Futures Strategy Fund	Trustees & Officers
June 30, 2015 (Unaudited)

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 700 Seventeenth Street, Suite 1550, Denver, Colorado 80202.

INDEPENDENT TRUSTEES

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Paul E. Olin Year of Birth: 1954	Trustee, Nov. 2011	Member of the Board of Directors for funds sponsored by Winton Capital Management, Global Commodities Limited and Tapestry Asset Management in directorships that began in January 2011 to present with respect to several commodity pools; None, July 2010 to Dec. 2012; Head of Operational Due Diligence for UBP Asset Management, LLC from November 2004 to June 2010.	1	None
Maryellen Lamb Year of Birth: 1967	Trustee, Nov. 2011	Director of MBA Career Management at The Wharton School of the University of Pennsylvania, August 2011 – Present; Senior Associate Director of The Wharton School, July 2006 – July 2011.	1	None
Timothy R. Farley Year of Birth: 1970	Trustee, Aug. 2012	Business Development Manager, Blackwell Secure (security consultant), 2002 to present; Principal, Dedalus Enterprises (management consultant), 2007 to present.	1	None

56	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Trustees & Officers
June 30, 2015 (Unaudited)

INTERESTED TRUSTEES AND OFFICERS

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Patrick J. Kane*** Year of Birth: 1967	Trustee, Sept. 2011, Chairman and Treasurer, Nov. 2011.	Chairman, Wakefield Advisors, LLC, Jan. 2012 to present; None, July, 2011 – Dec., 2011; Head of Alternatives, Oppenheimer Asset Management 2001 to 2004; Managing Director, Oppenheimer Asset Management 2004 to June 2011.	1	None
Patrick F. Hart III Year of Birth: 1958	President, Nov. 2011	President and Chief Executive Officer, Wakefield Advisors, LLC, Jan. 2012 to present; President and Chief Executive Officer, Three Palms, LLC, an investment advisory firm, 2003 to present.	n/a	n/a
Michael B. Egan II Year of Birth: 1968	Secretary, Sept. 2011	Executive Vice President Wakefield Advisors, LLC, Jan. 2012 to present; Partner and Research Director, Three Palms, LLC, an investment advisory firm, 2003 to present.	n/a	n/a

*	The term of office for each Trustee and officer listed above will continue indefinitely.
**	The term “Fund Complex” refers to the Wakefield Alternative Series Trust.
***	Patrick J. Kane is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his control of the Wakefield Advisors, LLC (the Trust’s investment adviser for the Fund).

Annual Report | June 30, 2015	57

Must be preceded or accompanied by a prospectus.

Fund distributed by ALPS Distributors, Inc.

Wakefield FUNDS

Item 2.  Code of Ethics.

(a)
The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)        Not applicable.

(c)	During the period covered by this report, no amendments to the provisions of the code of ethics adopted in Item 2(a) above were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an Audit Committee Financial Expert serving on its audit committee.  At this time, the Registrant believes that the experience provided by each member of the Audit Committee together offers the Registrant adequate oversight for the Registrant’s level of financial complexity.

Item 4.  Principal Accountant Fees and Services.

(a)
Audit Fees:  For the Registrant’s fiscal years ended June 30, 2015 and June 30, 2014, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $40,000 and $20,500, respectively.

(b)
Audit-Related Fees:  For the Registrant’s fiscal years ended June 30, 2015 and June 30, 2014, the aggregate fees billed for assurance and related services rendered by the principal accountant for the audit of the Registrant’s financial statements were $0 and $0, respectively.

(c)
Tax Fees:  For the Registrant’s fiscal years ended June 30, 2015 and June 30, 2014, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $4,500 and $2,500, respectively.

2

(d)
All Other Fees:  For the Registrant’s fiscal years ended June 30, 2015 and June 30, 2014, $0 and $0 in fees, respectively, were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee.

(e)(2)	No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	No non-audit fees were billed by the Registrant’s principal accountant for services rendered to the Registrant’s investment adviser.

(h)        Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.  Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Registrant has not adopted procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

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Item 11.  Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Registrant’s Code of Ethics for Principal Executive and Principal Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, is attached hereto as Exhibit 12.a.1.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wakefield Alternative Series Trust

By:	/s/ Patrick F. Hart III
Patrick F. Hart III, President
(Principal Executive Officer)
Date:	September 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick F. Hart III
Patrick F. Hart III, President
(Principal Executive Officer)
Date:	September 10, 2015

By:	/s/ Patrick J. Kane
Patrick J. Kane, Treasurer
(Principal Financial Officer)
Date:	September 10, 2015

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